Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI New Zealand ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.7%
Freightways Group Ltd.	241,802	$1,936,080
Banks — 1.5%
Heartland Group Holdings Ltd.	1,622,510	1,033,676
Building Products — 4.0%
Fletcher Building Ltd.(a)	1,484,091	2,855,422
Diversified REITs — 2.9%
Argosy Property Ltd.	1,577,431	1,146,119
Stride Property Group	1,135,607	925,530
		2,071,649
Diversified Telecommunication Services — 4.1%
Spark New Zealand Ltd.	2,207,828	2,864,293
Electric Utilities — 9.1%
Contact Energy Ltd.	586,033	3,240,047
Mercury NZ Ltd.	867,111	3,165,902
		6,405,949
Financial Services — 10.3%
Infratil Ltd.	1,087,243	7,285,139
Health Care Equipment & Supplies — 21.1%
Fisher & Paykel Healthcare Corp. Ltd., Class C	694,428	14,879,318
Health Care Providers & Services — 7.7%
EBOS Group Ltd.	196,710	3,217,699
Ryman Healthcare Ltd.(a)	1,324,509	2,216,275
		5,433,974
Health Care REITs — 1.5%
Vital Healthcare Property Trust(b)	947,767	1,052,584
Hotels, Restaurants & Leisure — 1.4%
SKYCITY Entertainment Group Ltd.(a)(b)	2,075,573	1,000,671
Independent Power and Renewable Electricity Producers — 4.3%
Meridian Energy Ltd.	947,124	3,060,671
Industrial REITs — 4.4%
Goodman Property Trust	1,622,314	1,862,254
Property for Industry Ltd.	870,905	1,229,646
		3,091,900
Machinery — 1.5%
Skellerup Holdings Ltd.(b)	346,785	1,078,782
Security	Shares	Value
Office REITs — 2.4%
Precinct Properties Group	2,446,853	$1,720,355
Oil, Gas & Consumable Fuels — 1.6%
Channel Infrastructure NZ Ltd.(b)	723,078	1,112,228
Passenger Airlines — 1.5%
Air New Zealand Ltd.	3,021,471	1,031,833
Retail REITs — 2.3%
Kiwi Property Group Ltd.	2,603,739	1,607,083
Software — 2.6%
Gentrack Group Ltd.(a)(b)	190,427	1,175,709
Vista Group International Ltd.(a)	423,319	631,443
		1,807,152
Transportation Infrastructure — 12.8%
Auckland International Airport Ltd.	1,966,725	9,031,986
Total Long-Term Investments — 99.7% (Cost: $77,223,179)		70,360,745
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(c)(d)(e)	937,243	937,712
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(c)(d)	20,000	20,000
Total Short-Term Securities — 1.3% (Cost: $957,733)		957,712
Total Investments — 101.0% (Cost: $78,180,912)		71,318,457
Liabilities in Excess of Other Assets — (1.0)%		(732,398)
Net Assets — 100.0%		$70,586,059

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI New Zealand ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,396,179	$—	$(1,458,345)(a)	$80	$(202)	$937,712	937,243	$9,825 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	(10,000)(a)	—	—	20,000	20,000	269	—
				$80	$(202)	$957,712		$10,094	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	1	12/18/25	$141	$1,047
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$15,265,258	$55,095,487	$—	$70,360,745
Short-Term Securities
Money Market Funds	957,712	—	—	957,712
	$16,222,970	$55,095,487	$—	$71,318,457

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI New Zealand ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,047	$—	$—	$1,047

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.